Derivatives - Interest Rate Swaps-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Derivatives [Abstract]
Realized ineffectiveness of interest rate swaps	$ 254	$ 0	$ 0